Condensed Schedule of Investments (USD $)	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 6,652,432	$ 2,551,354
Percentage of Partners' Capital (in hundredths)	4.54%	1.30%
Unrealized Currency Gain/(Loss)	(689,577)	(1,203,865)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.47%)	(0.61%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,023,628	2,076,324
Percentage of Partners' Capital (in hundredths)	2.07%	1.05%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,214,349)	(257,575)
Percentage of Partners' Capital (in hundredths)	(0.82%)	(0.13%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,462,235	1,325,665
Percentage of Partners' Capital (in hundredths)	2.36%	0.67%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,349,914	856,313
Percentage of Partners' Capital (in hundredths)	0.92%	0.43%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(574,172)	151,921
Percentage of Partners' Capital (in hundredths)	(0.39%)	0.08%
Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	4,318,381	1,678,895
Percentage of Partners' Capital (in hundredths)	2.94%	0.86%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,107,872	(82,988)
Percentage of Partners' Capital (in hundredths)	1.44%	(0.04%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	32,409	(36,283)
Percentage of Partners' Capital (in hundredths)	0.02%	(0.02%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	927,755	1,942,804
Percentage of Partners' Capital (in hundredths)	0.63%	0.99%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,250,345	(144,638)
Percentage of Partners' Capital (in hundredths)	0.85%	(0.07%)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	0	43,205
Percentage of Partners' Capital (in hundredths)		0.19%
Unrealized Currency Gain/(Loss)	0	1,833
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)		0.01%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts		5,545
Percentage of Partners' Capital (in hundredths)		0.02%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts		5,545
Percentage of Partners' Capital (in hundredths)		0.02%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts		35,827
Percentage of Partners' Capital (in hundredths)		0.16%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts		35,827
Percentage of Partners' Capital (in hundredths)		0.16%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,200,500	981,779
Percentage of Partners' Capital (in hundredths)	14.70%	8.85%
Unrealized Currency Gain/(Loss)	889,621	876,453
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	10.90%	7.90%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	86,040	88,742
Percentage of Partners' Capital (in hundredths)	1.05%	0.80%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(86,359)	(58,726)
Percentage of Partners' Capital (in hundredths)	(1.06%)	(0.53%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	84,093	43,098
Percentage of Partners' Capital (in hundredths)	1.03%	0.39%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	115,306	78,781
Percentage of Partners' Capital (in hundredths)	1.41%	0.71%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(27,000)	25,589
Percentage of Partners' Capital (in hundredths)	(0.33%)	0.23%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	224,839	16,584
Percentage of Partners' Capital (in hundredths)	2.75%	0.15%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	144,024	11,711
Percentage of Partners' Capital (in hundredths)	1.76%	0.11%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(8,824)	(439)
Percentage of Partners' Capital (in hundredths)	(0.11%)	0.00%	[1]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	26,188	24,791
Percentage of Partners' Capital (in hundredths)	0.32%	0.22%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	63,451	(19,479)
Percentage of Partners' Capital (in hundredths)	0.78%	(0.18%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Written [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value	(31,915)	(22,859)
Fair value Percentage of Partners' Capital (in hundredths)	(0.39%)	(0.21%)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts		0
Unrealized Currency Gain/(Loss)		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,225,590	(1,041,544)
Percentage of Partners' Capital (in hundredths)	0.91%	(0.60%)
Unrealized Currency Gain/(Loss)	(3,447,831)	(3,483,151)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(2.56%)	(2.01%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,805,307	1,101,353
Percentage of Partners' Capital (in hundredths)	2.08%	0.64%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(204,694)	(255,725)
Percentage of Partners' Capital (in hundredths)	(0.15%)	(0.15%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,109,753	965,010
Percentage of Partners' Capital (in hundredths)	2.31%	0.56%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	300,680	69,363
Percentage of Partners' Capital (in hundredths)	0.22%	0.04%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(400,432)	322,705
Percentage of Partners' Capital (in hundredths)	(0.30%)	0.19%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,868,114	1,340,254
Percentage of Partners' Capital (in hundredths)	1.39%	0.77%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	768,610	49,147
Percentage of Partners' Capital (in hundredths)	0.57%	0.03%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	22,944	(9,384)
Percentage of Partners' Capital (in hundredths)	0.02%	(0.01%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	497,611	1,322,968
Percentage of Partners' Capital (in hundredths)	0.37%	0.76%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 578,949	$ (22,477)
Percentage of Partners' Capital (in hundredths)	0.43%	(0.01%)

[1]	Amount less than 0.005%.